FINANCE LEASE LIABILITIES (Schedule of Carrying Values of Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current liabilities
Finance lease liabilities	$ 354	$ 273
Total current liabilities	354	273
Non-current liabilities	532	732
Finance lease liabilities	$ 532	$ 732